Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the notes thereto.

Significant estimates affecting amounts reported or disclosed in the condensed consolidated financial statements include, but are not limited to: the assumptions used in measuring the revenue gross-to-net variable consideration items; the trade accounts receivable credit loss reserve estimate; the discount rate used in estimating the fair value of the lease right-of-use (ROU) assets and lease liabilities; the assumptions used in estimating the fair value of convertible notes, warrants and purchase rights issued; the useful lives of property and equipment; the recoverability of long-lived assets; and clinical trial accruals; the assumptions used in estimating the fair value of stock-based compensation expense. These assumptions are more fully described in Note 3- Revenue, Note 4- Debt, Note 6- Fair Value of Financial Instruments, Note 7- Commitments and Contingencies, and Note 9- Stock-based Compensation. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances and adjusts when facts and circumstances dictate. The estimates are the basis for making judgments about the carrying values of assets, liabilities and recorded expenses that are not readily apparent from other sources. As future events and their effects cannot be determined with precision, actual results may materially differ from those estimates or assumptions.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, the Chief Executive Officer of the Company, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash. Deposits in the Company’s checking, time deposit and investment accounts are maintained in federally insured financial institutions and are subject to federally insured limits or limits set by Securities Investor Protection Corporation. The Company invests in funds through a major U.S. bank and is exposed to credit risk in the event of default to the extent of amounts recorded on the condensed consolidated balance sheets.

The Company has not experienced any losses in such accounts and believes it is not exposed to significant concentrations of credit risk on its cash, cash equivalents and restricted cash balances on amounts in excess of federally insured limits due to the financial position of the depository institutions in which these deposits are held. The Company’s deposits were primarily held in Silicon Valley Bank prior to their closure by regulators, however, the Company was subsequently able to regain full access to all its deposits and moved these to a different financial institution.

The Company is also subject to credit risk related to its trade accounts receivable from product sales. Its customers are located in the United States and consist of wholesale distributors, retail pharmacies, and a mail-order specialty pharmacy. The Company extends credit to its customers in the normal course of business after evaluating their overall financial condition and evaluates the collectability of its accounts receivable by periodically reviewing the age of the receivables, the financial condition of its customers, and its past collection experience. Historically, the Company has not experienced any credit losses. As of March 31, 2023, based on the evaluation of these factors, the Company did not record an allowance for doubtful accounts.

Phexxi is distributed primarily through three major distributors and a mail-order pharmacy, who receive service fees calculated as a percentage of the gross sales, and fee per units shipped, respectively. These entities are not obligated to purchase any set number of units and distribute Phexxi on demand as orders are received. For the three months ended March 31, 2023 and 2022, the Company’s three largest customers combined made up approximately 86% and 70% of its gross product sales, respectively. As of March 31, 2023 and March 31, 2022, the Company’s three largest customers combined made up 94% and 73%, respectively, of its trade accounts receivable balance.

Significant Accounting Policies

There have been no changes to the significant accounting policies that were described in Note 2- Summary of Significant Accounting Policies of the 2022 Audited Financial Statements in the Company’s Annual Report.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of readily available cash in checking accounts and money market funds. Restricted cash consists of cash held in monthly time deposit accounts and letters of credit, which are collateral for the Company’s credit cards, facility leases and fleet leases, as described in Note 7- Commitments and Contingencies. During the quarter ended March 31, 2023, the letters of credit of $0.3 million for its fleet leases have been released. Additionally, the remaining $0.9 million of the $25.0 million received from the issuance of Adjuvant Notes (as defined in Note 4- Debt) in the fourth quarter of 2020, is classified as restricted cash as the Company is contractually obligated to use the funds for specific purposes. Upon receipt of a notice of default from its landlord on March 20, 2023, for failing to pay March 2023 rent timely resulting in a breach under the office lease agreement, the Company’s letter of credit in the amount of $0.8 million, in restricted cash, has been recovered by the landlord.

The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the condensed consolidated statements of cash flows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash and cash equivalents	$639	$2,761
Restricted cash	895	4,171
Restricted cash included in other noncurrent assets	—	800
Total cash, cash equivalents and restricted cash presented in the condensed consolidated statements of cash flows	$1,534	$7,732

Net Loss Per Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, potentially dilutive securities are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and, therefore, basic and diluted net loss per share were the same for all periods presented. Potentially dilutive securities excluded from the calculation of diluted net loss per share are summarized in the table below. Common shares were calculated for the convertible preferred stock and the convertible debt using the if-converted method.

	Three Months Ended March 31,
	2023	2022
Unvested restricted common stock subject to repurchase	—	1,258
Common stock to be purchased under the 2019 ESPP	—	288
Options to purchase common stock	4,843	7,183
Warrants to purchase common stock	3,180,282	52,448
Series B-2 and C convertible preferred stock	—	4,444
Purchase rights to purchase common stock	14,238,827	—
Convertible debt	18,042,988	9,969
Total	35,466,940	75,590

Recently Adopted Accounting Pronouncements

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments - Credit Losses (ASU No. 2022-02). This is an amendment to ASU 2016-13, where it eliminates the accounting guidance for troubled debt restructuring by creditors in Subtopic 310-40, Receivables—Troubled Debt Restructurings by Creditors, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. ASU No. 2022-02 was effective for the Company beginning January 1, 2023 since the Company adopted ASU 2016-13 on January 1, 2020. The adoption of this new standard did not have a material impact on the Company’s condensed consolidated financial statements.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the notes thereto.

Significant estimates affecting amounts reported or disclosed in the consolidated financial statements include, but are not limited to: the assumptions used in measuring the revenue gross-to-net variable consideration items; the trade accounts receivable credit loss reserve estimate; the discount rate used in estimating the fair value of the lease right-of-use (ROU) assets and lease liabilities; the assumptions used in estimating the fair value of convertible notes, warrants and purchase rights issued; the useful lives of property and equipment; the recoverability of long-lived assets; and clinical trial accruals; the assumptions used in estimating the fair value of stock-based compensation expense. These assumptions are more fully described in Note 3- Revenue, Note 5- Debt, Note 7- Fair Value of Financial Instruments, Note 8- Commitments and Contingencies, and Note 11- Stock-based Compensation. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances and adjusts when facts and circumstances dictate. The estimates are the basis for making judgments about the carrying values of assets, liabilities and recorded expenses that are not readily apparent from other sources. As future events and their effects cannot be determined with precision, actual results may materially differ from those estimates or assumptions.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, the Chief Executive Officer of the Company, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash. Deposits in the Company’s checking, time deposit and investment accounts are maintained in federally insured financial institutions and are subject to federally insured limits or limits set by Securities Investor Protection Corporation. The Company invests in funds through a major U.S. bank and is exposed to credit risk in the event of default to the extent of amounts recorded on the consolidated balance sheets.

The Company has not experienced any losses in such accounts and believes it is not exposed to significant concentrations of credit risk on its cash, cash equivalents and restricted cash balances on amounts in excess of federally insured limits due to the financial position of the depository institutions in which these deposits are held. The Company’s deposits were primarily held in Silicon Valley Bank prior to their closure by regulators, however, the Company was subsequently able to regain full access to all its deposits and moved these to a different financial institution.

The Company is also subject to credit risk related to its trade accounts receivable from product sales. Its customers are located in the United States and consist of wholesale distributors, retail pharmacies, and a mail-order specialty pharmacy. The Company extends credit to its customers in the normal course of business after evaluating their overall financial condition and evaluates the collectability of its accounts receivable by periodically reviewing the age of the receivables, the financial condition of its customers, and its past collection experience. Historically, the Company has not experienced any credit losses. As of December 31, 2022, based on the evaluation of these factors the Company did not record an allowance for doubtful accounts. Phexxi is distributed primarily through three major distributors and a mail-order pharmacy, who receive service fees calculated as a percentage of the gross sales, and fee per units shipped, respectively. These entities are not obligated to purchase any set number of units and distribute Phexxi on demand as orders are received. For the years ended December 31, 2022, and 2021, the Company’s three largest customers combined made up approximately 77% and 75% of its gross product sales, respectively. As of December 31, 2022 and 2021, the Company’s four largest customers combined made up 81% and the Company’s three largest customers combined made up 75%, respectively, of its trade accounts receivable balance.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of readily available cash in checking accounts and money market funds. Restricted cash consists of cash held in monthly time deposit accounts and letters of credit, which are collateral for the Company’s credit cards, facility leases and fleet leases, as described in Note 8- Commitments and Contingencies. As of December 31, 2022, the Company maintained letters of credit of $0.8 million and $0.3 million for its office lease and fleet leases, respectively. Additionally, the remaining $0.9 million of the $25.0 million received from the issuance of Adjuvant Notes (as defined below) in the fourth quarter of 2020 is classified as restricted cash due to the Company’s contractual obligation to use the funds for specific purposes. Refer to Note 14 – Subsequent Events for forfeiture of the $0.8 million letter of credit related to the office lease.

The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the consolidated statements of cash flows (in thousands):

	Years Ended December 31,
	2022	2021
Cash and cash equivalents	$2,769	$7,732
Restricted cash	1,207	5,056
Restricted cash included in other noncurrent assets	800	800
Total cash, cash equivalents and restricted cash presented in the consolidated statements of cash flows	$4,776	$13,588

Trade Accounts Receivable and Allowance

Trade accounts receivable are amounts owed to the Company by its customers for product that has been delivered. The trade accounts receivable are recorded at the invoice amount, less prompt pay and other discounts, chargebacks, and an allowance for credit losses, if any. The allowance for credit losses is the Company’s estimate of losses over the life of the receivables. The Company determines the allowance for credit losses based on its historical payment information by customer and the analysis of the trade accounts receivable balance by customer segment. When the collectability of an invoice is no longer probable, the Company will create a reserve for that specific receivable. If a receivable is determined to be uncollectible, it is charged against the general credit loss reserve or the reserve for the specific receivable, if one exists.

Fair Value of Financial Instruments

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which to transact and the market-based risk. The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis.

The valuation of assets and liabilities are subject to fair value measurements using a three-tiered approach. Fair value measurement is classified and disclosed by the Company in one of the following three categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:	Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, restricted cash, accounts payable, accrued expenses and accrued compensation approximate their fair values due to their short-term nature.

The Company believes that the Adjuvant Notes bear interest at a rate that approximates prevailing market rates for instruments with similar characteristics and, accordingly, the carrying value of the Adjuvant Note, as defined below, approximates fair value. The Company estimates the fair value of long-term debt utilizing an income approach. The Company uses a present value calculation to discount principal and interest payments and the final maturity payment on these liabilities using a discounted cash flow model based on observable inputs. The debt instrument is then discounted based on what the current market rates would be as of the reporting date. Based on the assumptions used to value these liabilities at fair value, the debt instrument is categorized as Level 2 in the fair value hierarchy.

Inventories

Inventories, consisting of purchased materials, direct labor and manufacturing overheads, are stated at the lower of cost, or net realizable value. Cost is determined on a first-in, first-out basis. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. At each balance sheet date, the Company evaluates ending inventories for excess quantities, obsolescence, or shelf-life expiration. The evaluation includes an analysis of the Company’s current and future strategic plans, anticipated future sales, the price projections of future demand, and the remaining shelf life of goods on hand. To the extent that management determines there are excess or obsolete inventory or quantities with a shelf life that is too near its expiration for the Company to reasonably expect that it can sell those products prior to their expiration, the Company adjusts the carrying value to estimated net realizable value in accordance with the first-in, first-out inventory costing method.

Property and Equipment

Property and equipment generally consist of research equipment, computer equipment and software and office furniture. Property and equipment are recorded at cost and depreciated over the estimated useful lives of the assets (generally three to five years) using the straight-line method. Leasehold improvements are stated at cost and are amortized on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Repairs and maintenance costs are charged to expense as incurred and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets and any resulting gain or loss is reflected in the consolidated statements of operations in the period realized.

Impairment of Long-lived Assets

The Company reviews property and equipment for impairment on an annual basis and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An impairment loss would be recognized when estimated future undiscounted cash flows relating to the asset or asset group are less than its carrying amount. An impairment loss is measured as the amount by which the carrying amount of an asset or asset group exceeds its fair value. The Company did not recognize an impairment loss related to long-lived assets during the years ended December 31, 2022 and 2021.

Clinical Trial Accruals

As part of the process of preparing the financial statements, the Company is required to estimate expenses resulting from obligations under contracts with vendors, clinical research organizations (CROs), consultants and under clinical site agreements relating to conducting clinical trials. The financial terms of these contracts vary and may result in payment flows that do not match the periods over which materials or services are provided under such contracts.

The Company’s objective is to reflect the appropriate clinical trial expenses in our consolidated financial statements by recording those expenses in the period in which services are performed and efforts are expended. The Company accounts for these expenses according to the progress of the clinical trial as measured by patient progression and the timing of various aspects of the trial. Management determines accrual estimates through financial models and discussions with applicable personnel and outside service providers as to the progress of clinical trials.

During a clinical trial, the Company adjusts the clinical expense recognition if actual results differ from its estimates. The Company makes estimates of accrued expenses as of each balance sheet date based on the facts and circumstances known at that time. The Company’s clinical trial accruals are partially dependent upon accurate reporting by CROs and other third-party vendors. The Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low for any period.

Fair Value of Warrants

Upon the issuance of the warrants, they are initially measured at fair value and reviewed for the appropriate classification (liability or equity). Warrants determined to require liability accounting are subsequently re-measured with changes in fair value being recognized as a component of other income (expense), net in the consolidated statements of operations. Warrants are value using an option pricing model based on the applicable assumptions, which include the exercise price of the warrants, time to expiration, expected volatility of our peer group, risk-free interest rate, and expected dividends. The Company re-evaluates the classification of its warrants at each balance sheet to determine the proper balance sheet classification for them. The assumptions used in the OPM are considered level 3 assumptions and include, but are not limited to, the market value of invested capital, our cumulative equity value as a proxy for the exercise price, the expected term the purchase rights will be held prior to exercise and a risk-free interest rate, and probability of change of control events.

Leases

The Company determines if an arrangement is a lease or implicitly contains a lease at inception based on the lease definition, and if the lease is classified as an operating lease or finance lease in accordance with ASC 842, Leases (ASC 842). Operating leases are included in operating lease ROU assets and operating lease liabilities in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date or the Adoption Date for existing leases based on the present value of lease payments over the lease term using an estimated discount rate.

For leases which do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date or the Adoption Date in determining the present value of lease payments over a similar term. In determining the estimated incremental borrowing rate, the Company considers a rate obtained from its primary banker for discussion purposes of a potential collateralized loan with a term similar to the lease term; the Company’s historical borrowing capability in the market; and the Company’s costs incurred for underwriting discounts and financing costs in its previous equity financings. For leases which have an implicit rate, the Company uses the rate implicit in the lease to determine the present value of the lease payments. The ROU assets also include any lease payments made and exclude lease incentives. For operating leases, lease expense is recognized on a straight-line basis over the lease term. Lease and non-lease components within a contract are generally accounted for separately. Short-term leases of 12 months or less, if any. are expensed as incurred which approximates the straight-line basis due to the short-term nature of the leases.

Operating lease ROU assets and lease liabilities were $4.4 million and $5.4 million on December 31, 2022, respectively, and were $5.4 million and $6.8 million on December 31, 2021, respectively. See Note 8 - Commitments and Contingencies for more detailed discussions on leases and financial statements information under ASC 842.

Revenue

The Company recognizes revenue from the sale of Phexxi in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606). Revenue is recognized when the Company’s performance obligation is satisfied by transferring control of the product to a customer. In accordance with the Company’s contracts with customers, control of the product is transferred upon the conveyance of title, which occurs when the product is sold to and received by a customer. The amount of revenue recognized by the Company is equal to the amount of consideration that is expected to be received from the sale of product to its customers.

An estimate for variable consideration is made with each sale and is recorded in conjunction with the revenue being recognized. To calculate the variable consideration, the Company uses the expected value method. If the estimated amount is payable to a customer, it is recorded as a reduction to accounts receivable. If the estimated amount is payable to an entity other than a customer, it is recorded as a current liability.

Research and Development

Research and development expenses include costs associated with the Company’s research and development activities, including, but not limited to, payroll and personnel-related expenses, stock-based compensation expense, materials, laboratory supplies, clinical studies, and outside services. Research and development costs are expensed as incurred, except when accounting for nonrefundable advance payments for goods or services not yet received. These payments, if any, are capitalized at the time of payment and expensed as the related goods are delivered or the services are performed.

Advertising

Costs for producing advertising are expensed when incurred. Costs for communicating advertising, such as television commercial airtime and print media space, are recorded as prepaid expenses and then expensed when the advertisement occurs.

Patent Expenses

The Company expenses all costs incurred relating to patent applications, including, but not limited to, direct application fees and the legal and consulting expenses related to making such applications. Such costs are included in general and administrative expenses in the consolidated statements of operations.

Stock-based Compensation

Stock-based compensation expense for stock options issued to employees, non-employee directors and consultants is measured based on estimating the fair value of each stock option on the date of grant using the BSM option-pricing model.

The following table summarizes the Company’s stock-based awards expensing policies for employees and non-employees:

Employees and Nonemployee Consultants
Service only condition	Straight-line based on the grant date fair value

Performance criterion is probable of being met:

Service criterion is complete	Recognize the grant date fair value of the award(s) once the performance criterion is considered probable of occurrence

Service criterion is not complete	Expense using an accelerated multiple-option approach(1) over the remaining requisite service period

Performance criterion is not probable of being met and:	No expense is recognized until the performance criterion is considered probable at which point expense is recognized using an accelerated multiple-option approach

(1)	The accelerated multiple-option approach results in compensation expense being recognized for each separately vesting tranche of the award as though the award was in substance multiple awards and, therefore, results in accelerated expense recognition during the earlier vesting periods.

Fair Value of Stock Options

The fair value of stock options is determined using the BSM option-pricing model based on the applicable assumptions, which includes the exercise price of warrants, time to expiration, expected volatility of our peer group, risk-free interest rate and expected dividend. The Company records forfeitures when they occur.

Performance-based Awards

For performance-based RSAs (i) the fair value of the award is determined on the grant date, (ii) the Company assesses the probability of the individual milestone under the award being achieved, and (iii) the fair value of the shares subject to the milestone is expensed over the implicit service period commencing once management believes the performance criteria is probable of being met. If the performance-based RSAs are modified, the Company applies the share-based payment modification accounting in accordance with ASC 718, Compensation-Stock Compensation (ASC 718).

Income Taxes

The accounting guidance for uncertainty in income taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the position.

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, potentially dilutive securities are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and therefore, basic and diluted net loss per share were the same for all periods presented. Potentially dilutive securities excluded from the calculation of diluted net loss per share are summarized in the table below. Common shares were calculated for the Series B-2 Convertible Preferred Stock and the convertible debt using the if-converted method.

	Years Ended December 31,
	2022	2021
Common stock to be purchased under the 2019 ESPP	—	271
Options to purchase common stock	5,672	5,666
Warrants to purchase common stock	2,052,367	36,142
Series B-2 convertible preferred stock	—	4,444
Purchase rights to purchase common stock	4,490,202	—
Convertible debt	18,105,684	9,537
Total	24,653,925	56,060

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt (ASU No. 2020-06), removing, modifying, and adding certain disclosure requirements of ASC 470, Debt with Conversion and Other Options, and ASC 815, Derivatives and Hedging - Contracts in Entity’s Own Equity (ASC 815). ASU No. 2020-06 will be effective for the Company beginning January 1, 2024 and early adoption is allowed. The adoption of ASU No. 2020-06 did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements — Not Yet Adopted

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standards setting bodies that are adopted as of the specified effective date. The Company believes the impact of recently issued standards and any issued but not yet effective standards will not have a material impact on its consolidated financial statements upon adoption.